PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$

Receivables from third-party payment service providers	504	531
Utility deposits	915	1,934
Other deposits	391	510
Receivables from disposal of mining pool business	1,000	—
Receivables from long-term investments	559	—
Deferred expense*	670	238
Loans to the third parties	2,358	2,474
Derivative assets	859	40
Others	290	188
Less: allowance for credit losses	(1,635)	(1,669)
Prepayments and other receivables	5,911	4,246
*	Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.